Finance Expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Finance Expense

	Year ended December 31,
	2021	2020
Interest on loans and borrowings	$5,177	$9,921
(Gain) loss on interest rate swap derivatives	(469)	2,720
Accretion of deferred revenue	1,501	—
Accretion of mine closures and rehabilitation provisions	1,077	902
Commitment fees	1,027	484
Interest on lease liabilities	413	229
Other finance expenses	3,433	1,193
	$12,159	$15,449